Employee Benefit Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefits [text block] [Abstract]
Defined contribution plans for employees - expenses for the year	$ 2	$ 6	$ 6